Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2045 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2045 Portfolio - Initial Class
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	762
VIP Freedom 2045 Portfolio - Service Class
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
VIP Freedom 2045 Portfolio - Service Class 2
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061